Goodwill - Impairment testing (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Jun. 15, 2022	Dec. 31, 2021
Goodwill
Term of the government bonds	10 years
Initially estimated sales	80.00%
Stock market capitalization	€ 6,636		€ 9,834
Access Biologicals, LLC
Goodwill
Ownership interest acquired (as a percent)	51.00%	51.00%
Bioscience
Goodwill
Perpetual Growth rate			2.00%
Pre-tax discount rate			9.00%
Biopharma
Goodwill
Perpetual Growth rate	1.90%
Pre-tax discount rate	10.90%
Diagnostic
Goodwill
Perpetual Growth rate	1.90%		2.00%
Pre-tax discount rate	9.70%		9.30%
Bio supplies.
Goodwill
Perpetual Growth rate	1.90%
Pre-tax discount rate	10.90%
Kiro Grifols
Goodwill
Perpetual Growth rate	1.50%
Pre-tax discount rate	11.60%
GigaGen Inc.
Goodwill
Pre-tax discount rate	19.60%
Sink rate	5.00%
Success rate	20.00%